Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
10.31 Fidelity Series International Funds Series Combo PRO-05 | Fidelity® Series Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
10.31 Fidelity Series International Funds Series Combo PRO-05 | Fidelity® Series Emerging Markets Fund | Fidelity Series Emerging Markets Fund-Series Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.01%
1 year	rr_ExpenseExampleYear01	$ 1
3 years	rr_ExpenseExampleYear03	3
5 years	rr_ExpenseExampleYear05	14
10 years	rr_ExpenseExampleYear10	$ 58

[1]	Adjusted to reflect current fees.
[2]	The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014%. This arrangement will remain in effect through December 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.